DESCRIPTION OF BUSINESS AND ORGANIZATION	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION

NOTE – 1 DESCRIPTION OF BUSINESS AND ORGANIZATION

Luduson G Inc. was organized under the laws of the State of Delaware on March 6, 2014. The Company changed its current name on July 15, 2020.

Description of subsidiaries

Name	Place of incorporation and kind of legal entity	Principal activities and place of operation	Particulars of registered/paid up share capital	Effective interest held

Luduson Holding Company Limited	British Virgin Island	Investment holding	10,000 ordinary shares at US$1 par value	100%

Luduson Entertainment Limited	Hong Kong	Sales and marketing	10,000 ordinary shares for HK$10,000	100%

G Music Asia Limited	British Virgin Islands	Event planning	2 ordinary shares at par value of US$1	100%

The Company and its subsidiaries are hereinafter referred to as (the "Company").